NOTE 16 - Financial instruments and risk management	12 Months Ended
Dec. 31, 2024
Notes
NOTE 16 - Financial instruments and risk management:

NOTE 16 - Financial instruments and risk management:

The Company holds the following financial instruments:

Financial assets	2024	2023
Financial assets at amortized cost
Cash and cash equivalents	2,390	5,355
Trade accounts receivable	1,116	808
Other accounts receivable (*)	13	17
Restricted cash	371	179
	3,890	6,359
Financial liabilities	2024	2023
Financial liabilities at amortized cost
Trade accounts payable and Accrued liabilities	3,926	2,236
Other accounts payable (**)	2,325	1,527
Loans	3,905	-
Liability and Provision for Agricultural Research Organization (**)	2,696	2,508
Lease liabilities	9,913	1,807
	22,765	8,078
Financial liabilities at fair value
Derivative liability - Warrants	-	526
Convertible loan	-	20,533
	-	21,059

(*) Financial instruments that are included in other accounts receivable are deposits (Note 5)

(**) Short-term liability and provision for Agricultural Research Organization are also presented in other accounts payable and therefore reclassed only for the purposes of this note (Note 11)

The Company is exposed to a variety of financial risks, which results from its financing, operating and investing activities. The objective of financial risk management is to contain, where appropriate, exposures to these financial risks to limit any negative impact on the Company's financial performance and position. The Company's financial instruments are its cash, cash equivalents and restricted cash, trade and other accounts receivable, trade and other accounts payable, loans, accrued liabilities, liability and provision for Agricultural Research Organization and lease liabilities. The main purpose of these financial instruments is to raise finance for the Company's operation. The Company actively measures, monitors and manages its financial risk exposures by various functions pursuant to the segregation of duties and principals. The risks arising from the Company's financial instruments are mainly currency risk and liquidity risk. The Company has no interest rate risk as the balances exposure to interest is minimal. The risk management policies employed by the Company to manage these risks are discussed below.

a.Foreign currency risk:

Foreign exchange risk arises when the Company enters into transactions denominated in a currency other than its functional currency. The Company is exposed to currency risk to the extent that there is a mismatch between the currency in which it is denominated and the respective functional currency of the company. The currencies in which some transactions are primarily denominated are CAD, USD, Euro and NIS.

The company's policy is not to enter into any economic hedging transactions to neutralize the effects of foreign currency fluctuations. The carrying amounts of the Company's foreign currency denominated monetary assets and monetary liabilities at the reporting date are as follows:

	As of December 31, 2024
	USD	Euro	CAD	NIS	Total
Assets
Cash and cash equivalents	2,279	-	84	27	2,390
Trade accounts receivable	506	-	-	610	1,116
Other accounts receivable	-	-	-	13	13
Restricted cash	11	-	-	360	371
	2,796	-	84	1,010	3,890
Liabilities
Trade accounts payable and Accrued liabilities	1,496	-	99	2,331	3,926
Other accounts payable	1,049	-	169	1,107	2,325
Loans	3,373	-	532	-	3,905
Liability and Provision for Agricultural Research Organization	-	-	-	2,696	2,696
Lease liabilities	-	-	-	9,913	9,913
	5,918	-	800	16,047	22,765

	As of December 31, 2023
	USD	Euro	CAD	NIS	Total
Assets
Cash And cash equivalents	4,961	4	109	281	5,355
Trade accounts receivable	334	-	-	474	808
Other accounts receivable	-	-	-	17	17
Restricted cash	59	-	-	120	179
	5,354	4	109	892	6,359
Liabilities
Trade accounts payable and Accrued liabilities	1,107	-	79	1,050	2,236
Other accounts payable	1,339	-	30	158	1,527
Loans	-	-	-	-	-
Liability and Provision for Agricultural Research Organization	-	-	-	2,508	2,508
Lease liabilities	-	-	-	1,807	1,807
Derivative liability - Warrants	526	-	-	-	526
Convertible loans	20,533	-	-	-	20,533
	23,505	-	109	5,523	29,137

Analysis:

A 5% appreciation of the USD against the following currencies would have increased (decreased) equity and the income statement by the amounts shown below. This analysis assumes that all other variables, in particular interest rates, remain constant.

For a 5% depreciation of the USD against the relevant currency, there would be an equal and opposite impact on the profit and other equity.

Linked Currency	As of December 31, 2024		As of December 31, 2023
	Net Assets	Net Impact	Net Assets	Net Impact
CAD	(716)	(36)	-	-
Euro	-	-	4	-
NIS	(15,037)	(752)	(4,631)	(232)

b. Liquidity risks:

Liquidity risk is the risk that arises when the maturity of assets and the maturity of liabilities do not match. An unmatched position potentially enhances profitability but can also increase the risk of loss. The Company has procedures with the object of minimizing such loss by maintaining sufficient cash and other highly liquid current assets and by having available an adequate amount of committed credit facilities. The Company has no material obligation beyond one year except for lease liabilities, installments for equipment purchase agreement disclosed in note 7 (the liability for governmental institutes depends on achieving future revenues) and cash in bank to finance its working capital in the near future.

The following tables detail the Company's remaining contractual maturity for its financial liabilities. The tables have been drawn up based on the undiscounted cash flows of financial liabilities based on the repayment forecast of the management of the company.

December 31, 2024	Amortized cost
	Book value	Less than one year	1 to 2 years	2 to 3 years	3 to 4 years	> 5 years	Total
Trade accounts payable and Accrued liabilities	(3,926)	(3,926)	-	-	-	-	(3,926)
Other accounts payable	(2,325)	(2,325)	-	-	-	-	(2,325)
Loans	(3,905)	(3,905)	-	-	-	-	(3,905)
Lease Liability	(9,913)	(924)	(1,206)	(1,176)	(1,188)	(14,862)	(19,356)
Liability and Provision for Agricultural Research Organization	(2,696)	(2,424)	(272)	-	-	-	(2,696)
Total	(22,765)	(13,504)	(1,478)	(1,176)	(1,188)	(14,862)	(32,208)

December 31, 2023	Amortized cost
	Book value	Less than one year	1 to 2 years	2 to 3 years	3 to 4 years	> 5 years	Total
Trade accounts payable and Accrued liabilities	(2,236)	(2,236)	-	-	-	-	(2,236)
Other accounts payable	(1,527)	(1,527)	-	-	-	-	(1,527)
Lease Liability	(1,807)	(457)	(428)	(425)	(425)	(694)	(2,429)
Liability and Provision for Agricultural Research Organization	(2,508)	(1,345)	(998)	(165)	-	-	(2,508)
Total	(8,078)	(5,565)	(1,426)	(590)	(425)	(694)	(8,700)

c. Fair value of financial assets and liabilities:

The fair value of the Company's current financial assets and liabilities approximates their carrying amounts as their maturity date is less than 1 year and they do not bear a fixed interest rate.

Reconciliation of fair value measurements that are categorized within Level 3 of the fair value hierarchy:

Derivative liability - Warrants	2024	2023
Balance as of January 1	526	-
Issuance of Warrants*	-	291
Exercise of Warrants	-	-
Loss (income) recognized in Profit or loss	408	235
Reclassification as an equity instrument (Note 9)	(934)	-
Balance as of December 31	-	526

Convertible loan	2024	2023
Balance as of January 1	20,533	8,549
Issuance of Convertible loan	-	13,517
Conversion of convertible loans	(22,822)	(2,557)
Loss recognized in Profit or loss	3,503	1,024
Repayment of principal and accrued interest	(693)	-
Reclassification into Loans	(521)	-
Balance as of December 31	-	20,533

*Recognized in profit and loss

d. Financial instruments not measured at fair value:

Financial instruments not measured at fair value include cash and cash equivalents, restricted cash, trade and other accounts receivable, trade and other accounts payable, liability and provision to Agricultural Research Organization, loans and lease liabilities.

Due to their short-term nature, the carrying value of cash and cash equivalents, restricted cash, trade and other accounts receivable, trade and other accounts payable and loans approximate their fair value.

The fair value of Liability and Provision to Agricultural Research Organization for December 31, 2024, and December 31, 2023, is not materially different to the carrying amount, since the interest rate used in the initial recognition is close to current market rates.

e. Capital management:

The Company seeks to maintain a capital structure which enables it to continue as a going concern and which supports its business strategy. The Company's capital is provided by equity rising. The Company manages its capital structure through raising funds from shareholders. The Company has net cash and cash equivalents as of December 31, 2024, of $2,390 (2023 – $5,355). Accordingly, the directors believe that the Company will be able to pay its debts when they fall due, and to fund near term anticipated activities based on receipt from issuance of shares in addition to revenues backlog.